Debt - Schedule of Debt (Details) (10-K) (Parenthetical)												1 Months Ended						3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 10, 2019 USD ($)	Aug. 15, 2019 USD ($)	Mar. 29, 2019 USD ($)	Feb. 28, 2019 USD ($)	Feb. 15, 2019 USD ($)	Jan. 16, 2019 USD ($)	Jan. 11, 2019 USD ($)	Dec. 17, 2018 USD ($)	Sep. 28, 2018 USD ($)	Aug. 31, 2018	Aug. 17, 2018	Mar. 31, 2020 USD ($) Integer	Aug. 31, 2019 USD ($)	Mar. 31, 2019 USD ($) Integer	Feb. 28, 2019 USD ($) Integer shares	Jan. 31, 2019 USD ($) Integer	Aug. 31, 2018 USD ($)	Jun. 29, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Aug. 16, 2019 USD ($)
Proceeds from short-term debt																	$ 75,000					$ 200,000
Cash receipts																		$ 10,049,435	$ 1,405,300	$ 1,322,651		2,527,452	$ 4,115,961
Repayments for debt																			2,030,344	2,745,024		5,020,795	2,936,044
Debt discount												$ 2,600,000										2,600,000
Interest expense amortized																			703,511	$ 1,892,791		6,152,329	1,052,523
Debt periodic payment																						230,000
Proceeds form convertible promissory note																						140,000
Interest expenses																						30,000
Common stock value												3,214,490		$ 2,640,161					2,929,481			3,214,490	2,640,161
Short-term Promissory Note [Member]
Proceeds from short-term debt						$ 120,000										$ 631,617
Repayment of short-term debt																$ 511,617
Cash receipts						$ 1,000,000
Repayments for debt																						60,000
Debt instrument interest percentage						0.00%
Debt maturity date										Aug. 31, 2019	Aug. 31, 2018
Convertible Promissory Note One [Member]
Interest expense amortized																						197,486	72,514
Interest expenses																						$ 11,136	4,172
Issuance of common stock returnable shares as commitment fee | shares																						22,500,000
Accrued interest												$ 285,308										$ 285,308
Convertible Promissory Note Two [Member]
Interest expense amortized																						133,168	4,831
Interest expenses																						43,983	726
Prepayment penalties																						$ 182,708
Convertible Promissory Notes Three [Member]
Debt instrument interest percentage												10.00%										10.00%
Debt discount												$ 203,000										$ 203,000
Interest expense amortized																						11,626
Proceeds form convertible promissory note												200,000
Loan fees												$ 3,000
Debt maturity date												Jun. 02, 2021
Conversion of lowest trading percentage												65.00%
Conversion of lowest trading days | Integer												15
Interest expenses												$ 116,077										$ 1,446
Convertible Promissory Note Four Member]
Debt instrument interest percentage												10.00%										10.00%
Debt discount												$ 153,000										$ 153,000
Interest expense amortized																						6,711
Proceeds form convertible promissory note												150,000
Loan fees												$ 3,000
Debt maturity date												Jun. 10, 2021
Conversion of lowest trading percentage												65.00%
Conversion of lowest trading days | Integer												15
Interest expenses												$ 148,432										838
Secured Merchant Agreement [member]
Proceeds from short-term debt	$ 854,801	$ 339,270
Repayment of short-term debt	2,448,250												$ 1,189,150						330,013			853,203
Cash receipts			$ 28,500		$ 73,801		$ 349,851	$ 380,000	$ 570,000															$ 77,260
Repayments for debt			45,000		909,350		489,650	559,600	$ 839,400													451,886	141,372	699,500
Debt instrument interest percentage									10.00%
Debt discount	753,935		16,500		152,391		139,799	179,600	$ 269,400				446,604											224,500
Transferring of amount owed					233,501
Interest expense amortized																						126,291	26,100
Debt periodic payment			$ 4,500		5,049			$ 3,000																$ 4,372
Debt outstanding balance																									$ 316,093
Secured Merchant Agreement [member] | Payments of First 30 Days [Member]
Repayments for debt							1,000
Secured Merchant Agreement [member] | Payments Thereafter [Member]
Repayments for debt							$ 2,999
Secured Merchant Agreement [member] | ACH Payments [Member]
Repayment of short-term debt	$ 10,999												5,801
New Secured Merchant Agreement [Member]
Repayments for debt				$ 605,899
Transferring of amount owed				233,501
Interest expense amortized				269,400
New Secured Merchant Agreement One [Member]
Repayments for debt				39,993
Transferring of amount owed				449,657
Interest expense amortized				139,799
New Secured Merchant Agreement Two [Member]
Repayments for debt				138,000
Transferring of amount owed				421,600
Interest expense amortized				179,600
Secured Merchant Agreement One [Member]
Cash receipts					126,932
Repayments for debt					840,000														$ 1,071,996			413,580	129,388
Debt discount					291,468
Interest expense amortized																						241,822	49,646
Debt periodic payment					4,649
Debt outstanding balance																									297,033
New Secured Merchant Agreement Three [Member]
Repayments for debt				371,620
Transferring of amount owed				327,880
Interest expense amortized				224,500
Secured Merchant Agreement Two [Member]
Cash receipts					126,932
Repayments for debt					629,550																$ 509,840		157,410
Debt discount					224,410
Interest expense amortized																					$ 294,780		61,330
Debt periodic payment					$ 3,498
Debt outstanding balance																									$ 382,000
Second Secured Merchant Agreement [Member]
Cash receipts															$ 288,000
Repayments for debt															419,700
Debt discount				$ 131,700											131,700
Debt periodic payment															$ 2,332
Secured Merchant Agreement Three [Member]
Repayments for debt																						40,500	4,500
Interest expense amortized																						14,850	1,650
Convertible Promissory Note [Member]
Debt instrument interest percentage																12.00%
Debt discount																$ 138,000
Interest expense amortized																						114,848	23,152
Proceeds form convertible promissory note																135,000
Loan fees																$ 3,000
Debt maturity date																Apr. 11, 2020
Conversion of lowest trading percentage																65.00%
Conversion of lowest trading days | Integer																15
Interest expenses																$ 450,005						40,977	$ 3,448
Prepayment penalties																						182,425
Convertible Promissory Note One [Member]
Debt instrument interest percentage				12.00%											12.00%
Debt discount				$ 30,000											$ 30,000
Proceeds form convertible promissory note															240,000
Loan fees															$ 3,000
Debt maturity date															Aug. 06, 2019
Conversion of lowest trading percentage															65.00%
Conversion of lowest trading days | Integer															20
Interest expenses															$ 120,128
Issuance of common stock returnable shares as commitment fee | shares															22,500,000
Common stock value				69,871											$ 69,871
Convertible Promissory Note One [Member] | Common Stock [Member]
Debt discount				$ 270,000											$ 270,000
Convertible Promissory Note Two [Member]
Debt instrument interest percentage														12.00%									12.00%
Debt discount														$ 138,000									$ 138,000
Proceeds form convertible promissory note														135,000
Loan fees														$ 3,000
Debt maturity date														Jun. 14, 2020
Conversion of lowest trading percentage														65.00%
Conversion of lowest trading days | Integer														15
Interest expenses														$ 64,492
Secured Merchant Agreement Four [Member]
Repayment of short-term debt		316,093
Cash receipts		339,270
Repayments for debt		1,399,000
Debt discount		446,604
Debt outstanding balance		297,033
Secured Merchant Agreement Four [Member] | ACH Payments [Member]
Repayments for debt		$ 6,823																				2,448,250
Debt periodic payment																						10,999
August 2019 Arrangement [Member]
Proceeds from short-term debt																						839,514
Cash receipts																						854,801
Repayments for debt																						559,486
Debt discount												446,605										446,605
New December 2019 Arrangement [Member]
Repayments for debt																						747,932
Debt discount												$ 753,935										753,935
Interest expense amortized																						277,232
Secured Merchant Agreement Five [Member]
Cash receipts													418,381
Repayments for debt													1,189,150									853,203
Debt discount													388,769
Interest expense amortized																						312,912
Debt periodic payment													$ 5,801
Short-term Debt [Member]
Repayment of short-term debt																						$ 10,000